Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Property and Equipment

Property and equipment, including costs incurred to bring to the location and condition necessary for intended use, are recorded at cost and depreciated over their estimated useful lives using the straight-line method and the following estimated useful lives:

Estimated Useful Life
Computer and network equipment	2-3 years
Software, including capitalized software development costs	3 years
Furniture and office equipment	3-4 years
Leasehold improvements	Lesser of lease term or 10 years

Summary of Estimated Useful Lives of Intangible Assets

The estimated useful lives of intangible assets, estimated based on our expected period of benefit, are as follows:

Estimated Useful Life
Customer contracts & related relationships	5 years
Certifications	5 years
Maintenance contracts & related relationships	5 years
Existing technology	3 years
Non-competition agreements	2 years
Tradenames/trademarks	2 years